Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Assets
Cash and due from banks	$ 40,033	$ 30,209
Interest-bearing deposits with banks	38,653	36,471
Securities
Trading	138,173	128,258
Investment, net of applicable allowance (Note 4)	97,659	94,608
Securities	235,832	222,866
Assets purchased under reverse repurchase agreements and securities borrowed	297,660	294,602
Loans (Note 5)
Retail	401,767	399,452
Wholesale	191,114	180,278
Loans	592,881	579,730
Allowance for loan losses (Note 5)	(3,061)	(2,912)
Loans, net	589,820	576,818
Segregated fund net assets	1,443	1,368
Other
Customers' liability under acceptances	16,750	15,641
Derivatives	84,816	94,039
Premises and equipment	2,918	2,832
Goodwill	11,149	11,137
Other intangibles	4,711	4,687
Other assets	42,422	44,064
Total other assets	162,766	172,400
Total assets	1,366,207	1,334,734
Deposits (Note 6)
Personal	280,171	270,154
Business and government	540,234	534,371
Bank	32,159	32,521
Total deposits	852,564	837,046
Segregated fund net liabilities	1,443	1,368
Other
Acceptances	16,781	15,662
Obligations related to securities sold short	33,242	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	224,529	206,814
Derivatives	81,766	90,238
Insurance claims and policy benefit liabilities	10,512	10,000
Other liabilities	55,465	52,273
Total other liabilities	422,295	407,234
Subordinated debentures	9,255	9,131
Total liabilities	1,285,557	1,254,779
Equity attributable to shareholders
Retained earnings	52,208	51,112
Other components of equity	4,374	4,823
Total equity attributable to shareholders	80,553	79,861
Non-controlling interests	97	94
Total equity	80,650	79,955
Total liabilities and equity	1,366,207	1,334,734
Preferred shares [member]
Equity attributable to shareholders
Issued capital	6,406	6,309
Common shares [member]
Equity attributable to shareholders
Issued capital	$ 17,565	$ 17,617